Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Issued capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2019		$ 114,840	$ 28,730	$ (13,006)	$ (88,372)	$ 42,192
Net loss for the period					(9,771)	(9,771)
Total other comprehensive income				(6,645)		(6,645)
Total comprehensive income (loss)				(6,645)	(9,771)	(16,416)
Acquisition of Otis Gold Corp.		16,370	594			16,964
Shares issued as part of Credit Facility		180				180
Shares issued to settle payables		1,213				1,213
Share options, Value of services recognized and shares issued		116	180			296
Share options, Proceeds on issuing shares
Deferred and restricted share units: Value of units recognized		1,092	(128)			964
Warrants: Proceeds on issuing shares		8	(2)			6
Balance at Jun. 30, 2020		133,819	29,374	(19,651)	(98,143)	45,399
Balance at Dec. 31, 2019		114,840	28,730	(13,006)	(88,372)	42,192
Shares issued to settle payables	[1]					1,738
Convertible Debentures, Interest payable settled with shares	[2]					588
Balance at Dec. 31, 2020		136,199	34,015	(15,380)	(104,392)	50,442
Net loss for the period					(5,467)	(5,467)
Total other comprehensive income				182		182
Total comprehensive income (loss)				182	(5,467)	(5,285)
Share options, Value of services recognized and shares issued			346			346
Share options, Proceeds on issuing shares		54	(18)			36
Deferred and restricted share units: Value of units recognized			782			782
Deferred and restricted share units: Shares issued on exercise of RSUs and DSUs		504	(504)
Convertible Debentures, Interest payable settled with shares		727				727
Balance at Jun. 30, 2021		$ 137,484	$ 34,621	$ (15,198)	$ (109,859)	$ 47,048

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.
[2]	The Company elected to pay the December 31, 2020 and June 30, 2021 interest payments on the Debentures (Note 9) in common shares valued at C$754 ($588) and C$888 ($727) respectively.